Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income [Abstract]
Profit for the year	$ 16,874	$ 74,608	$ 55,269
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(26,272)	(81,713)	(40,220)
Currency translation differences	(9,947)	(22,284)	(57,628)
Tax effect	5,897	20,088	6,195
Net expenses recognized directly in equity	(30,322)	(83,909)	(91,653)
Cash flow hedges	58,381	55,765	67,519
Tax effect	(14,595)	(13,941)	(16,880)
Transfers to income statement	43,786	41,824	50,639
Other comprehensive income/(loss)	13,464	(42,085)	(41,014)
Total comprehensive income for the year	30,338	32,523	14,255
Total comprehensive income attributable to non-controlling interest	(4,627)	(12,429)	(11,954)
Total comprehensive income attributable to the Company	$ 25,711	$ 20,094	$ 2,301